Escrow (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure Escrow Abstract
Escrow from IPO
Escrow from other financing activities	28,501,762	52,187,762
Total escrow	28,501,762	52,187,762
Allowance for expected credit losses
Total Escrow, net	$ 28,501,762	$ 52,187,762